SCHEDULE OF ESTIMATE USEFUL LIFE OF ASSETS (Details)	6 Months Ended
Jun. 30, 2022
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life, description	Shorter of the lease term or estimated useful life
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years